Revenues Revenue tables (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 320,354	$ 264,792	$ 643,553	$ 540,930
FPSO contracts
Segment Reporting Information [Line Items]
Revenues	110,643	110,247	231,417	223,102
Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	43,002	43,602	88,178	91,262
Time charters
Segment Reporting Information [Line Items]
Revenues	101,936	81,558	205,973	154,043
Bareboat charters
Segment Reporting Information [Line Items]
Revenues	18,665	21,547	36,059	49,015
Voyage charters
Segment Reporting Information [Line Items]
Revenues	27,760	7,838	45,230	23,508
Management fees and other
Segment Reporting Information [Line Items]
Revenues	18,348	0	36,696	0
Non-lease revenue - related to sales type or direct financing leases
Segment Reporting Information [Line Items]
Revenues	1,361	1,453	2,707	3,076
Voyage charters - towage
Segment Reporting Information [Line Items]
Revenues	15,510	4,229	23,121	15,127
Non-lease
Segment Reporting Information [Line Items]
Revenues	35,219	5,682	62,524	18,203
Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	(920)	0
Eliminations | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Eliminations | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Eliminations | Time charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Eliminations | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Eliminations | Voyage charters
Segment Reporting Information [Line Items]
Revenues	0	0	(920)	0
Eliminations | Management fees and other
Segment Reporting Information [Line Items]
Revenues	0		0
FPSO segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	124,053	110,247	258,291	223,102
FPSO segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	110,643	110,247	231,417	223,102
FPSO segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	13,410		26,874
Shuttle tanker segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	142,047	132,964	285,903	269,197
Shuttle tanker segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Shuttle tanker segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	43,002	43,602	88,178	91,262
Shuttle tanker segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	73,557	70,073	149,692	132,839
Shuttle tanker segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	13,950	16,867	26,681	39,488
Shuttle tanker segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	7,346	2,422	13,108	5,608
Shuttle tanker segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	4,192		8,244
FSO segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	33,840	10,798	67,237	22,287
FSO segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FSO segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FSO segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	28,379	6,118	56,281	12,760
FSO segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	4,715	4,680	9,378	9,527
FSO segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FSO segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	746		1,578
UMS segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	3,089	0	3,916
UMS segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
UMS segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
UMS segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	0	3,089	0	3,916
UMS segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
UMS segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
UMS segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	0		0
Towage segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	15,510	4,229	23,121	15,127
Towage segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Towage segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Towage segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Towage segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Towage segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	15,510	4,229	23,121	15,127
Towage segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	0		0
Conventional tanker segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	4,904	3,465	9,921	7,301
Conventional tanker segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Conventional tanker segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Conventional tanker segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues	0	2,278	0	4,528
Conventional tanker segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Conventional tanker segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues	4,904	$ 1,187	9,921	$ 2,773
Conventional tanker segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues	$ 0		$ 0